Cash, Restricted Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2025
Cash, Restricted Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents include the following amounts:

	March 31, 2025	March 31, 2024
Unrestricted cash held with chartered banks	6,135,166	733,188
Restricted cash	35,964	29,611
Total	6,171,130	762,799